Annual Report December 31, 1999
================================================================================

Oppenheimer
Capital Appreciation
Fund/VA
A Series of Oppenheimer Variable Account Funds



                                                 [logo] OppenheimerFunds(R)
                                                        The Right Way to Invest

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Oppenheimer Variable Account Funds--Oppenheimer Capital Appreciation Fund/VA
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Objective
Oppenheimer Capital Appreciation Fund/VA, a series of Oppenheimer Variable Account Funds, seeks capital appreciation from investments in securities in well-known and established companies. The Fund's current focus is in securities of mid- and large-cap companies with a history of earnings growth. Prior to May 1, 1999, the Fund was named Oppenheimer Growth Fund/VA.

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Narrative by Jane Putnam, Portfolio Manager
Oppenheimer Capital Appreciation Fund/VA provided an average annual total return of 41.66% for the fiscal year that ended December 31, 1999.(1) The Fund seeks to invest in high growth opportunities that are reasonably priced.
         1999 was certainly a year of surprises--beginning with the prediction, twelve months ago, that 1999 would have a weak economic environment--some even expected recession--with flat or down earnings. Instead, the 1999 economy was robust; and earnings were so strong, they became a key driver of the market. In past years, even the strongest earnings growth took second place to events in the bond market; when interest rates rose, earnings were affected by the cost of borrowing and contraction in P/E multiples, and the stock market went down. Conversely, when interest rates dropped, stock prices went up. 1999 was unusual in that in spite of rising interest rates, the stock market rose another 15% and earnings continued to be strong. However, a closer look shows that the gains were not broad based. Other than the high flying technology sector, most stocks were actually down in 1999. What this means is that even though there are opportunities, in terms of good companies at reasonable prices, there are very few buyers--because investors are focused on high growth. In this environment, balancing growth and risk requires an enlightened eye and active management.
         Fortunately, the Fund has always had a healthy weighting in technology, currently between 36-40% of the portfolio.(2) In 1999, the value of these holdings went up 90%. Due to our familiarity with the many industries encompassed by the term "technology," we were able to make knowledgeable investments in a number of the areas, including e-commerce, semiconductors and wireless communications.
         In e-commerce, the pioneer "dot-coms" are now facing the entrance of many established old-line companies, from Merrill Lynch to Sears. However, we believe the next wave of investment opportunity is not at the front end of the transaction, where the customer clicks in the order, but at the back end, where the database links up with suppliers. In this highly competitive industry, the capability to actually deliver is what may determine the long-term survivors. The semiconductor industry has been coming out of a three-year downturn, and the cycle definitely turned in 1999. In addition to the cyclical upturn, we detected a marked long-term change regarding outsourcing of communications semiconductors. Similar to what occurred throughout the computer industry, communications equipment manufacturers are faced with ever decreasing product cycles and a greater focus on being quick to market--leading to greater willingness to buy semiconductors from third parties rather than manufacture them themselves. Therefore, we believe that cyclical as well as long-term forces have spurred prices throughout the semiconductor industry and we are optimistic about industry prospects throughout 2000.
         In wireless telecommunications, Nokia Corp. has been a top performer. And the good news is that the wireless industry may still have plenty of room to grow.


1. Includes changes in net asset value per share and does not include the charges associated with the separate account products that offer this Fund. Such performance would have been lower if such charges were taken into account. This performance was achieved in part during periods of rapidly rising markets, and there is no assurance that the Fund will continue to achieve those gains in the future.
2. The Fund's portfolio is subject to change.


2              Oppenheimer Capital Appreciation Fund/VA
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Oppenheimer Variable Account Funds--Oppenheimer Capital Appreciation Fund/VA
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Another strong area, close to 15% of the portfolio, has been advertising. With margins for corporate America at all-time highs, companies are now focused on revenue growth. For many, the number one goal is "branding" which keeps the company name visible on every product and service. In addition, the dot.com companies that have recently come to market are spending as much as 50-60% of their IPO money on marketing and advertising. As a result, our holdings in radio, advertising, cable and networks have done very well.
         The only area of weakness in the portfolio was energy. In spite of rising crude oil prices, U.S. manufacturers have been very savvy, purchasing oil futures and switching to alternative heating sources when necessary.
         In terms of the future, we believe the Fund is very well positioned. As growth managers, our job is to pick good companies and keep a sensitive eye on price. We do it by studying the companies in which we invest. We see how they operate, how they use their cashflow to benefit shareholders, and how they respond to the people who buy their products--and then we triangulate that back to the stock price.
         The advantage to our shareholders is better than average performance, and because we're sensitive to valuation--better risk statistics. Two very good reasons why Oppenheimer Capital Appreciation Fund/VA is part of The Right Way to Invest.
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Management's discussion of performance. During the fiscal year that ended
December 31, 1999, Oppenheimer Capital Appreciation Fund/VA performed very well. The Fund's healthy weighting in technology was a key driver of performance. In addition, due to our familiarity with the many industries encompassed by the term "technology," we were able to expand the Fund's investment universe to include areas of e-commerce, semiconductors and wireless communications. Another strong area has been advertising. With margins for corporate America at all-time highs, companies have been focused on revenue growth. The only area of weakness in the portfolio was energy. In spite of rising crude oil prices, U.S. manufacturers have been very savvy, purchasing oil futures and switching to alternative heating sources when necessary. In terms of the future, while we expect volatility in the technology sector, we believe the Fund is very well positioned for better-than-average performance, with an eye toward valuation. The Fund's portfolio holdings, allocations and investment style are subject to change.



              Oppenheimer Capital Appreciation Fund/VA                        3
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Oppenheimer Variable Account Funds--Oppenheimer Capital Appreciation Fund/VA
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Comparing the Fund's Performance to the Market. The graph that follows shows the performance of a hypothetical $10,000 investment in the Fund held until December 31, 1999. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.
         The Fund's performance is compared to the performance of the S&P 500 Index, a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graph shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


[Begin Line Chart]

Comparison of Change in Value of $10,000 Hypothetical Investments in:
OVAF/Oppenheimer Capital Appreciation Fund/VA and S&P 500 Index

               OVAF/Oppenheimer Capital
               Appreciation Fund/VA          S&P 500 Index
12.31.89       10000                         10000
                9179                          9690
12.31.91       11523                         12635
               13197                         13597
12.31.93       14154                         14966
               14291                         15162
12.31.95       19529                         20851
               24451                         25630
12.31.97       30976                         34176
               38410                         43944
12.31.99       54409                         53181


Average Annual Total Return of the Fund at 12/31/99
1-Year 41.66%    5-Year 30.65%    10-Year 18.46%

[End Line Chart]


Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please call us at 1.800.981.2871.
The performance information in the graph for the S&P 500 Index begins on 12/31/89. The inception date of the Fund is 4/3/85.
Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions. Past performance is not predictive of future performance.



4              Oppenheimer Capital Appreciation Fund/VA
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Statement of Investments  December 31, 1999
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
                                                                                              Market Value
                                                                             Shares           Note 1
=========================================================================================================
Common Stocks--92.1%
---------------------------------------------------------------------------------------------------------
Basic Materials--1.2%
---------------------------------------------------------------------------------------------------------
Chemicals--1.0%
Lafarge Corp.                                                                115,000          $ 3,176,875
---------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                         110,000            6,881,875
---------------------------------------------------------------------------------------------------------
Union Carbide Corp.                                                           55,000            3,671,250
                                                                                              -----------
                                                                                               13,730,000
---------------------------------------------------------------------------------------------------------
Paper--0.2%
Boise Cascade Corp.                                                           40,000            1,620,000
---------------------------------------------------------------------------------------------------------
Rayonier, Inc.                                                                27,000            1,304,437
                                                                                              -----------
                                                                                                2,924,437

---------------------------------------------------------------------------------------------------------
Capital Goods--4.8%
---------------------------------------------------------------------------------------------------------
Electrical Equipment--1.9%
Etec Systems, Inc.(1)                                                         10,300              462,212
---------------------------------------------------------------------------------------------------------
Sanmina Corp.(1)                                                             181,000           18,077,375
---------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.(1)                                              260,000            8,222,500
                                                                                              -----------
                                                                                               26,762,087
---------------------------------------------------------------------------------------------------------
Industrial Services--0.7%
Coflexip SA, Sponsored ADR                                                    49,200            1,869,600
---------------------------------------------------------------------------------------------------------
Republic Services, Inc.(1)                                                   150,000            2,156,250
---------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                       330,000            5,671,875
                                                                                              -----------
                                                                                                9,697,725
---------------------------------------------------------------------------------------------------------
Manufacturing--2.2%
Corning, Inc.                                                                 70,000            9,025,625
---------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                160,000            9,230,000
---------------------------------------------------------------------------------------------------------
Pentair, Inc.                                                                100,000            3,850,000
---------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                      224,044            8,709,710
                                                                                              -----------
                                                                                               30,815,335

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Communication Services--3.5%
---------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--2.8%
Intermedia Communications, Inc.(1)                                            90,000            3,493,125
---------------------------------------------------------------------------------------------------------
MCI WorldCom, Inc.(1)                                                        262,200           13,912,987
---------------------------------------------------------------------------------------------------------
Nortel Networks Corp.                                                        220,000           22,220,000
                                                                                              -----------
                                                                                               39,626,112
---------------------------------------------------------------------------------------------------------
Telephone Utilities--0.7%
CenturyTel, Inc.                                                             110,000            5,211,250
---------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                      92,120            4,490,850
                                                                                              -----------
                                                                                                9,702,100



              Oppenheimer Capital Appreciation Fund/VA                        5
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Statement of Investments  (Continued)
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
                                                                                              Market Value
                                                                             Shares           Note 1
---------------------------------------------------------------------------------------------------------
Consumer Cyclicals--13.5%
---------------------------------------------------------------------------------------------------------
Autos & Housing--3.3%
Centex Corp.                                                                 170,000          $ 4,196,875
---------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                  121,050            3,881,166
---------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                               270,000           14,428,125
---------------------------------------------------------------------------------------------------------
Gentex Corp.(1)                                                              230,000            6,382,500
---------------------------------------------------------------------------------------------------------
Southdown, Inc.                                                              145,000            7,485,625
---------------------------------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                                                       130,000            2,421,250
---------------------------------------------------------------------------------------------------------
USG Corp.                                                                    170,000            8,011,250
                                                                                              -----------
                                                                                               46,806,791
---------------------------------------------------------------------------------------------------------
Consumer Services--2.3%
Budget Group, Inc., Cl. A(1)                                                 260,000            2,356,250
---------------------------------------------------------------------------------------------------------
Hertz Corp., Cl. A                                                            53,000            2,656,625
---------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                          180,000           18,000,000
---------------------------------------------------------------------------------------------------------
Young & Rubicam, Inc.                                                        144,500           10,223,375
                                                                                              -----------
                                                                                               33,236,250
---------------------------------------------------------------------------------------------------------
Leisure & Entertainment--2.3%
Callaway Golf Co.                                                            210,000            3,714,375
---------------------------------------------------------------------------------------------------------
Carnival Corp.                                                               395,000           18,885,937
---------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                         75,000            4,804,687
---------------------------------------------------------------------------------------------------------
Mandalay Resort Group(1)                                                     285,000            5,735,625
                                                                                              -----------
                                                                                               33,140,624
---------------------------------------------------------------------------------------------------------
Media--1.8%
News Corp. Ltd. (The), Sponsored ADR                                         250,000            9,562,500
---------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                            220,000           15,936,250
                                                                                              -----------
                                                                                               25,498,750
---------------------------------------------------------------------------------------------------------
Retail: General--0.3%
Dayton Hudson Corp.                                                           70,000            5,140,625
---------------------------------------------------------------------------------------------------------
Retail: Specialty--2.7%
Abercrombie & Fitch Co., Cl. A(1)                                            300,000            8,006,250
---------------------------------------------------------------------------------------------------------
CSK Auto Corp.(1)                                                             49,000              857,500
---------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                    300,000           13,800,000
---------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                               250,000            5,109,375
---------------------------------------------------------------------------------------------------------
Too, Inc.(1)                                                                 181,000            3,122,250
---------------------------------------------------------------------------------------------------------
Zale Corp.(1)                                                                170,000            8,223,750
                                                                                              -----------
                                                                                               39,119,125
---------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.8%
Jones Apparel Group, Inc.(1)                                                 185,000            5,018,125
---------------------------------------------------------------------------------------------------------
Tommy Hilfiger Corp.(1)                                                      260,000            6,061,250
                                                                                              -----------
                                                                                               11,079,375


6              Oppenheimer Capital Appreciation Fund/VA
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Statement of Investments  (Continued)
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
                                                                                              Market Value
                                                                             Shares           Note 1
---------------------------------------------------------------------------------------------------------
Consumer Staples--10.6%
---------------------------------------------------------------------------------------------------------
Beverages--1.4%
Adolph Coors Co., Cl. B                                                      110,000          $ 5,775,000
---------------------------------------------------------------------------------------------------------
Seagram Co. Ltd. (The)                                                       320,000           14,380,000
                                                                                              -----------
                                                                                               20,155,000
---------------------------------------------------------------------------------------------------------
Broadcasting--4.5%
AMFM, Inc.(1)                                                                150,000           11,737,500
---------------------------------------------------------------------------------------------------------
CBS Corp.(1)                                                                 220,000           14,066,250
---------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special                                                 365,000           18,455,312
---------------------------------------------------------------------------------------------------------
Infinity Broadcasting Corp., Cl. A(1)                                        350,000           12,665,625
---------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., Cl. B(1)                                        276,300            6,739,024
                                                                                              -----------
                                                                                               63,663,711
---------------------------------------------------------------------------------------------------------
Entertainment--1.6%
Outback Steakhouse, Inc.(1)                                                  140,000            3,631,250
---------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                 380,000           18,738,750
---------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                   15,000              309,375
                                                                                              -----------
                                                                                               22,679,375
---------------------------------------------------------------------------------------------------------
Food--0.7%
IBP, Inc.                                                                    190,000            3,420,000
---------------------------------------------------------------------------------------------------------
Keebler Foods Co.(1)                                                         140,000            3,937,500
---------------------------------------------------------------------------------------------------------
Nabisco Holdings Corp., Cl. A                                                 80,000            2,530,000
                                                                                              -----------
                                                                                                9,887,500
---------------------------------------------------------------------------------------------------------
Food & Drug Retailers--1.7%
CVS Corp.                                                                    310,000           12,380,625
---------------------------------------------------------------------------------------------------------
Safeway, Inc.(1)                                                             350,000           12,446,875
                                                                                              -----------
                                                                                               24,827,500
---------------------------------------------------------------------------------------------------------
Household Goods--0.7%
Avon Products, Inc.                                                          310,000           10,230,000

---------------------------------------------------------------------------------------------------------
Energy--5.0%
---------------------------------------------------------------------------------------------------------
Energy Services--1.9%
Coastal Corp.                                                                220,000            7,796,250
---------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                     50,000            1,143,750
---------------------------------------------------------------------------------------------------------
Halliburton Co.                                                              200,000            8,050,000
---------------------------------------------------------------------------------------------------------
Nabors Industries, Inc.(1)                                                   150,000            4,640,625
---------------------------------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.                                                  95,000            3,200,313
---------------------------------------------------------------------------------------------------------
Varco International, Inc.(1)                                                 240,000            2,445,000
                                                                                              -----------
                                                                                               27,275,938
---------------------------------------------------------------------------------------------------------
Oil: Domestic--2.5%
Amerada Hess Corp.                                                           155,000            8,796,250
---------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                            230,000           18,529,375
---------------------------------------------------------------------------------------------------------
Forest Oil Corp.(1)                                                          170,000            2,241,875
---------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                  50,000            2,715,625
---------------------------------------------------------------------------------------------------------
Tosco Corp.                                                                  140,000            3,806,250
                                                                                              -----------
                                                                                               36,089,375


              Oppenheimer Capital Appreciation Fund/VA                        7

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Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                              Market Value
                                                                             Shares           Note 1
---------------------------------------------------------------------------------------------------------
Oil: International--0.6%
Total Fina SA, Sponsored ADR                                                 120,000          $ 8,310,000

---------------------------------------------------------------------------------------------------------
Financial--8.8%
---------------------------------------------------------------------------------------------------------
Banks--2.2%
Bank of America Corp.                                                        150,000            7,528,125
---------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                        180,000           13,983,750
---------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                                  272,908            9,500,610
                                                                                              -----------
                                                                                               31,012,485
---------------------------------------------------------------------------------------------------------
Diversified Financial--4.9%
C.I.T. Group, Inc., Cl. A                                                    150,000            3,168,750
---------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                              377,748           20,988,623
---------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                               95,000            8,947,813
---------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                    105,000            8,767,500
---------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                             135,000           19,271,250
---------------------------------------------------------------------------------------------------------
Price (T. Rowe) Associates, Inc.                                              70,000            2,585,625
---------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                       155,000            5,948,125
                                                                                              -----------
                                                                                               69,677,686
---------------------------------------------------------------------------------------------------------
Insurance--1.2%
American International Group, Inc.                                            27,500            2,973,438
---------------------------------------------------------------------------------------------------------
AXA Financial, Inc.                                                          250,000            8,468,750
---------------------------------------------------------------------------------------------------------
Progressive Corp.                                                             80,000            5,850,000
                                                                                              -----------
                                                                                               17,292,188
---------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.5%
Boston Properties, Inc.                                                      245,000            7,625,625

---------------------------------------------------------------------------------------------------------
Healthcare--4.9%
---------------------------------------------------------------------------------------------------------
Healthcare/Drugs--4.4%
Amgen, Inc.(1)                                                               400,000           24,025,000
---------------------------------------------------------------------------------------------------------
Elan Corp. plc, ADR(1)                                                       400,000           11,800,000
---------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.                                                   108,400           10,650,300
---------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                  90,000            2,919,375
---------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                        120,000            5,062,500
---------------------------------------------------------------------------------------------------------
Warner Lambert Co.                                                           100,000            8,193,750
                                                                                              -----------
                                                                                               62,650,925
---------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.5%
Baxter International, Inc.                                                    90,000            5,653,125
---------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                               60,000            2,186,250
                                                                                              -----------
                                                                                                7,839,375


8              Oppenheimer Capital Appreciation Fund/VA

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Statement of Investments  (Continued)
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
                                                                                             Market Value
                                                                             Shares          Note 1
---------------------------------------------------------------------------------------------------------
Technology--38.0%
---------------------------------------------------------------------------------------------------------
Computer Hardware--2.0%
Compaq Computer Corp.                                                         65,000         $  1,759,063
---------------------------------------------------------------------------------------------------------
EMC Corp.(1)                                                                  15,000            1,638,750
---------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                           65,000            7,405,938
---------------------------------------------------------------------------------------------------------
MMC Networks, Inc.(1)                                                         60,000            2,062,500
---------------------------------------------------------------------------------------------------------
Seagate Technology, Inc.(1)                                                  350,000           16,296,875
                                                                                             ------------
                                                                                               29,163,126
---------------------------------------------------------------------------------------------------------
Computer Services--0.9%
Applied Micro Circuits Corp.(1)                                               75,500            9,607,375
---------------------------------------------------------------------------------------------------------
CGI Group, Inc.(1)                                                            70,700            3,016,462
                                                                                             ------------
                                                                                               12,623,837
---------------------------------------------------------------------------------------------------------
Computer Software--13.8%
BEA Systems, Inc.(1)                                                         112,400            7,860,975
---------------------------------------------------------------------------------------------------------
BMC Software, Inc.(1)                                                        300,000           23,981,250
---------------------------------------------------------------------------------------------------------
I2 Technologies, Inc.(1)                                                     120,000           23,400,000
---------------------------------------------------------------------------------------------------------
Microsoft Corp.(1)                                                           530,000           61,877,500
---------------------------------------------------------------------------------------------------------
Novell, Inc.(1)                                                              650,000           25,959,375
---------------------------------------------------------------------------------------------------------
Oracle Corp.(1)                                                              230,000           25,774,375
---------------------------------------------------------------------------------------------------------
Sybase, Inc.(1)                                                              180,000            3,060,000
---------------------------------------------------------------------------------------------------------
Veritas Software Corp.(1)                                                    170,000           24,331,250
                                                                                             ------------
                                                                                              196,244,725
---------------------------------------------------------------------------------------------------------
Communications Equipment--11.4%
Antec Corp.(1)                                                                50,000            1,825,000
---------------------------------------------------------------------------------------------------------
CIENA Corp.(1)                                                               150,000            8,625,000
---------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                                       450,000           48,206,250
---------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                    130,000            9,725,625
---------------------------------------------------------------------------------------------------------
Nokia Corp., A Shares, Sponsored ADR(1)                                      335,000           63,650,000
---------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.(1)                                                             84,000           14,794,500
---------------------------------------------------------------------------------------------------------
Tellabs, Inc.(1)                                                             150,000            9,628,125
---------------------------------------------------------------------------------------------------------
Williams Communications Group, Inc.(1)                                       190,000            5,498,125
                                                                                             ------------
                                                                                              161,952,625


              Oppenheimer Capital Appreciation Fund/VA                        9

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                           Market Value
                                                                             Shares        Note 1
---------------------------------------------------------------------------------------------------------
Electronics--9.9%
Analog Devices, Inc.(1)                                                       80,000       $    7,440,000
---------------------------------------------------------------------------------------------------------
Atmel Corp.(1)                                                               320,000            9,460,000
---------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.(1)                                               230,000            7,446,250
---------------------------------------------------------------------------------------------------------
Flextronics International Ltd.(1)                                            260,000           11,960,000
---------------------------------------------------------------------------------------------------------
LSI Logic Corp.(1)                                                           115,000            7,762,500
---------------------------------------------------------------------------------------------------------
Micron Technology, Inc.(1)                                                   180,000           13,995,000
---------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(1)                                              310,000           13,271,875
---------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                                                     60,000            7,351,875
---------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.(1)                                                            7,000            1,122,188
---------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc.(1)                                                    170,000           11,634,375
---------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                      150,000           14,531,250
---------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(1)                                               510,000           26,743,125
---------------------------------------------------------------------------------------------------------
Waters Corp.(1)                                                              160,000            8,480,000
                                                                                           --------------
                                                                                              141,198,438

---------------------------------------------------------------------------------------------------------
Transportation--1.1%
---------------------------------------------------------------------------------------------------------
Railroads & Truckers--1.1%
Canadian Pacific Ltd.                                                        180,000            3,881,250
---------------------------------------------------------------------------------------------------------
Kansas City Southern Industries, Inc.                                        160,000           11,940,000
                                                                                           --------------
                                                                                               15,821,250

---------------------------------------------------------------------------------------------------------
Utilities--0.7%
---------------------------------------------------------------------------------------------------------
Electric Utilities--0.3%
Potomac Electric Power Co.                                                   180,000            4,128,750
---------------------------------------------------------------------------------------------------------
Gas Utilities--0.4%
Williams Cos., Inc. (The)                                                    180,000            5,501,250
                                                                                           --------------
Total Common Stocks (Cost $846,317,127)                                                     1,313,130,020

                                                                        Principal
                                                                        Amount
=========================================================================================================
Repurchase Agreements--8.0%
---------------------------------------------------------------------------------------------------------
Repurchase agreement with Deutsche Bank Securities Inc., 3.20%, dated
12/31/99, to be repurchased at $114,130,427 on 1/3/00, collateralized by U.S. Treasury Bonds, 6.375%, 8/15/27, with a value of $31,418,622 and U.S. Treasury Nts., 6.125%, 12/31/01, with a value of $85,361,063
(Cost $114,100,000)                                                     $114,100,000          114,100,000

---------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $960,417,127)                                100.1%       1,427,230,020
---------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (0.1)          (2,032,604)
                                                                        ------------       --------------
Net Assets                                                                     100.0%      $1,425,197,416
                                                                        ============       ==============

1. Non-income producing security.

See accompanying Notes to Financial Statements




10              Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 1999
--------------------------------------------------------------------------------

=======================================================================================================
Assets
Investments, at value (cost $960,417,127)--see accompanying statement                    $1,427,230,020
-------------------------------------------------------------------------------------------------------
Cash                                                                                            735,078
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                              2,665,747
Shares of beneficial interest sold                                                            1,431,324
Interest and dividends                                                                          540,095
Other                                                                                            10,113
                                                                                         --------------
Total assets                                                                              1,432,612,377

=======================================================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                                         6,076,984
Shares of beneficial interest redeemed                                                        1,213,744
Trustees' compensation                                                                              484
Transfer and shareholder servicing agent fees                                                       186
Other                                                                                           123,563
                                                                                         --------------
Total liabilities                                                                             7,414,961

=======================================================================================================
Net Assets                                                                               $1,425,197,416
                                                                                         ==============
=======================================================================================================
Composition of Net Assets
Paid-in capital                                                                          $  847,994,816
-------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                           2,056,707
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions              108,335,322
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                    466,810,571
                                                                                         --------------
Net assets--applicable to 28,592,995 shares of beneficial interest outstanding           $1,425,197,416
                                                                                         ==============

=======================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                         $49.84

See accompanying Notes to Financial Statements.



              Oppenheimer Capital Appreciation Fund/VA                        11

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 1999
--------------------------------------------------------------------------------

=======================================================================================================
Investment Income
Dividends                                                                                  $  5,736,352
-------------------------------------------------------------------------------------------------------
Interest                                                                                      3,289,528
                                                                                           ------------
Total income                                                                                  9,025,880
=======================================================================================================
Expenses
Management fees                                                                               6,845,473
-------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                      17,921
-------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                            4,059
-------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                     2,107
-------------------------------------------------------------------------------------------------------
Other                                                                                           105,419
                                                                                           ------------
Total expenses                                                                                6,974,979
Less expenses paid indirectly                                                                   (10,397)
                                                                                           ------------
Net expenses                                                                                  6,964,582
=======================================================================================================
Net Investment Income                                                                         2,061,298
=======================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                                 109,110,788
Foreign currency transactions                                                                  (385,246)
                                                                                           ------------
Net realized gain                                                                           108,725,542
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                                 275,400,704
Translation of assets and liabilities denominated in foreign currencies                         226,469
                                                                                           ------------
Net change                                                                                  275,627,173
                                                                                           ------------
Net realized and unrealized gain                                                            384,352,715
=======================================================================================================
Net Increase in Net Assets Resulting from Operations                                       $386,414,013
                                                                                           ============

See accompanying Notes to Financial Statements.



12              Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                Year Ended December 31,
                                                                                1999                1998
----------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                           $    2,061,298      $  3,036,249
----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  108,725,542        32,507,950
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                              275,627,173        99,933,565
                                                                                --------------      ------------
Net increase in net assets resulting from operations                               386,414,013       135,477,764
================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                                (2,974,252)       (3,939,379)
----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                               (32,671,363)      (47,530,889)
================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions         305,879,322       190,636,226
================================================================================================================
Net Assets
Total increase                                                                     656,647,720       274,643,722
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                768,549,696       493,905,974
                                                                                --------------      ------------
End of period (including undistributed net investment
income of $2,056,707 and $2,959,139, respectively)                              $1,425,197,416      $768,549,696
                                                                                ==============      ============

See accompanying Notes to Financial Statements.


              Oppenheimer Capital Appreciation Fund/VA                        13

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                      Year Ended December 31,
                                                      1999            1998          1997            1996           1995
=========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                  $36.67          $32.44        $27.24          $23.55         $17.68
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                    .06             .13           .25             .15            .25
Net realized and unrealized gain                       14.68            7.28          6.62            5.46           6.10
-------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                14.74            7.41          6.87            5.61           6.35
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.13)           (.24)         (.15)           (.25)          (.22)
Distributions from net realized gain                   (1.44)          (2.94)        (1.52)          (1.67)          (.26)
-------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                        (1.57)          (3.18)        (1.67)          (1.92)          (.48)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $49.84          $36.67        $32.44          $27.24         $23.55
                                                      ======          ======        ======          ======         ======
=========================================================================================================================
Total Return, at Net Asset Value(1)                    41.66%          24.00%        26.68%          25.20%         36.65%
=========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)               $1,425            $769          $494            $286           $118
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                      $1,003            $609          $390            $152           $ 89
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                   0.21%           0.50%         1.02%           1.08%          1.46%
Expenses                                                0.70%           0.75%(3)      0.75%(3)        0.81%(3)(4)    0.79%(3)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                56%             56%           66%             65%            58%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The expense ratio was 0.79% net of the voluntary reimbursement by the Manager.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999, were $751,087,611 and $525,369,517, respectively.

See accompanying Notes to Financial Statements.



14              Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Capital Appreciation Fund/VA (the Fund), formerly known as Oppenheimer Growth Fund, is a separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in securities of well-known established companies. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.




              Oppenheimer Capital Appreciation Fund/VA                        15

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
         The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1999, amounts have been reclassified to reflect an increase in undistributed net investment income of $10,522. Accumulated net realized gain on investments was decreased by the same amount.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                      Year Ended December 31, 1999              Year Ended December 31, 1998
                                                      ---------------------------------         --------------------------------
                                                      Shares             Amount                 Shares             Amount
--------------------------------------------------------------------------------------------------------------------------------
Sold                                                  13,631,886         $ 546,735,927           8,866,513         $293,095,063
Dividends and/or distributions reinvested                958,989            35,645,615           1,565,397           51,470,268
Redeemed                                              (6,954,081)         (276,502,220)         (4,699,071)        (153,929,105)
                                                      ----------         -------------          ----------         ------------
Net increase                                           7,636,794         $ 305,879,322           5,732,839         $190,636,226
                                                      ==========         =============          ==========         ============

================================================================================
3. Unrealized Gains and Losses on Securities
As of December 31, 1999, net unrealized appreciation on securities of $466,812,893 was composed of gross appreciation of $520,306,180, and gross depreciation of $53,493,287.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund, which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the year ended December 31, 1999 was 0.68% of average annual net assets.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.



16              Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.


              Oppenheimer Capital Appreciation Fund/VA                        17

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Capital
Appreciation Fund/VA:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Capital Appreciation Fund/VA (which is a series of Oppenheimer Variable Account Funds) as of December 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1999 and 1998 and the financial highlights for the period January 1, 1995 to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
         In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Capital Appreciation Fund/VA as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


Deloitte & Touche LLP

Denver, Colorado
January 24, 2000


18              Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Federal Income Tax Information (Unaudited)
--------------------------------------------------------------------------------


================================================================================
In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     Distributions of $1.5700 per share were paid to shareholders on March
22, 1999, of which $1.0850 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).
     Dividends paid by the Fund during the fiscal year ended December 31, 1999, which are not designated as capital gain distributions, should be multiplied by 5.47% to arrive at the net amount eligible for the corporate dividend-received deduction.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations, which may affect your individual tax return, and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



              Oppenheimer Capital Appreciation Fund/VA                       19

--------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
--------------------------------------------------------------------------------
A Series of Oppenheimer Variable Account Funds

===========================================================================================
Officers and Trustees                   James C. Swain, Trustee and Chairman of the Board
                                        Bridget A. Macaskill, President
                                        William H. Armstrong, Trustee
                                        Robert G. Avis, Trustee
                                        William A. Baker, Trustee
                                        Edward L. Cameron, Trustee
                                        Jon S. Fossel, Trustee
                                        Sam Freedman, Trustee
                                        Raymond J. Kalinowski, Trustee
                                        C. Howard Kast, Trustee
                                        Robert M. Kirchner, Trustee
                                        Ned M. Steel, Trustee
                                        Jane Putnam, Vice President
                                        Andrew J. Donohue, Vice President and Secretary
                                        Brian W. Wixted, Treasurer
                                        Robert G. Zack, Assistant Secretary
                                        Robert J. Bishop, Assistant Treasurer
                                        Scott T. Farrar, Assistant Treasurer

===========================================================================================
Investment Advisor                      OppenheimerFunds, Inc.

===========================================================================================
Transfer Agent                          OppenheimerFunds Services

===========================================================================================
Custodian of Portfolio Securities       The Bank of New York

===========================================================================================
Independent Auditors                    Deloitte & Touche LLP

===========================================================================================
Legal Counsel                           Myer, Swanson, Adams & Wolf, P.C.

                                        This is a copy of a report to shareholders of
                                        Oppenheimer Capital Appreciation Fund/VA. This
                                        report must be preceded or accompanied by a
                                        Prospectus of Oppenheimer Capital Appreciation
                                        Fund/VA. For material information concerning
                                        the Fund, see the Prospectus.

                                        Shares of Oppenheimer funds are not deposits or
                                        obligations of any bank, are not guaranteed by any
                                        bank, are not insured by the FDIC or any other
                                        agency, and involve investment risks, including the
                                        possible loss of the principal amount invested.




20              Oppenheimer Capital Appreciation Fund/VA